Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Loan Granted to Related Parties

As of December 31, 2022 and 2021, the loans granted to related persons are detailed below:

	As of December 31, 2022			As of December 31, 2021
	Productive	Investment		Productive	Investment
	companies	companies	Individuals	companies	companies	Individuals
	MCh$	MCh$	MCh$		MCh$	MCh$
Loans and accounts receivable from customers
Commercial loans	—	5,743	9,842	47,792	19,208	5,758
Mortgage loans	—	—	53,872	—	—	33,701
Consumer loans	—	—	11,771	—	—	8,058
Gross loans and accounts receivable from customers	—	5,743	75,485	47,792	19,208	47,517
Allowance for loan losses	—	(469)	(381)	(9,592)	(1,182)	(225)
Loans and receivables to customers, net	—	5,274	75,104	38,200	18,026	47,292

Schedule of Other Transactions with Related Parties

Below are the balances as of December 31, 2022, 2021 and 2020, for transactions with related parties and the impact on results for the years ended December 31, 2022, 2021 and 2020:

		As of and for the year ended December 31, 2022
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Centro Cultural Corpgroup SpA (1)	Sponsors	—	—	(311)
Combanc S.A.	Data transmission services	—	—	(534)
Comder Contraparte Central S.A	Banking services	—	—	(1,482)
Corp Group Holding Inversiones Ltda (1)	Advisory services	—	—	(239)
Inmobiliaria Gabriela S.A	Other services	(566)	—	—
Inversiones Corp Group Interhold Ltda. (1)	Administrative consulting	—	—	(1,447)
Itau BBA securities NY	Buisness management reimbursement	77	1,342	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(381)	—	(113)
Itaú Unibanco	Business management reimbursement	—	—	(1,507)
Banco Itaú International	Business management reimbursement	736	1,713	—
Banco Itaú (Suisse) S.A.	Business management reimbursement	2	7	—
Operadora Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,248)
Redbanc S.A.	ATM management	—	—	(4,678)
Transbank S.A.	Credit card management	—	—	(13,037)

These transactions were carried out at normal market prices prevailing on the date of the transactions.

(1) As informed by a Material Event dated July 14, 2022, on June 3, 2022, Banco Itaú Chile, Itaú Unibanco Holding S.A., CorpGroup Interhold SpA, Inversiones Gasa Limitada and other entities related to CG Banking entered into a “Termination Letter”, in order to terminate, among others, the Transaction Agreement entered into by and between the same parties on January 29, 2014, as amended on June 2, 2015 and on January 20, 2017 (the “Transaction Agreement” or the “TA”), The Termination Letter took effect on July 14, 2022.

The Termination Letter contained, among other things, the following agreements:

-

The termination, effective December 31, 2022, of the technical and professional advisory agreements entered into with Inversiones CorpGroup Interhold Ltda, (formerly CorpGroup Interhold S.A.) on July 6, 2001 (as amended on January 27, 2014 and on October 30, 2015), with Inversiones CorpGroup Interhold Ltda, (formerly CorpGroup Interhold S.A. ) on April 10, 2008 (as amended on January 27, 2014) and with CorpGroup Holding Inversiones Limitada on March 27, 2012 (as amended on January 27, 2014 and on October 30, 2015).

-

Maintain in force the Sponsorship Agreement entered into on January 28, 2011 (and amended on January 27, 2014) between Inmobiliaria Edificio CorpGroup S.A. and Corpbanca, which was assigned on October 16, 2020 to Centro Cultural CorpGroup SpA, until July 31, 2024, in accordance with its current terms.

Note 34 – Related Party Transactions, continued

		As of and for the year ended December 31, 2021
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Combanc S.A.	Data transmission services	—	—	(464)
Comder Contraparte Central S.A	Banking services	—	—	(849)
Corp Group Holding Inversiones Ltda	Advisory services	—	—	(447)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(13,326)	—	(2,166)
Inmobiliaria Gabriela S.A	Other services	(632)	—	(132)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,711)
Itau BBA securities NY	Buisness management reimbursement	1,894	2,065	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(67)	—	(818)
Itaú Unibanco	Business management reimbursement	—	—	(655)
Operadora Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,740)
Pulso Editorial S.A.	Publishing services	—	—	(70)
Redbanc S.A.	ATM management	—	—	(3,566)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	—	—	(991)
Transbank S.A.	Credit card management	—	—	(8,218)

		As of and for the year ended December 31, 2020
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(8)
Bcycle Latam SPA	Administrative consulting	—	—	(2,165)
Combanc S.A.	Data transmission services	—	—	(472)
Comder Contraparte Central S.A	Banking services	—	—	(826)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	(8)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(537)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(8)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(14,175)	—	(4,693)
Inmobiliaria Gabriela S.A	Other services	(708)	—	(128)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,613)
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(198)	—	(1,143)
Itaú Unibanco	Business management reimbursement	1,549	2,213	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,319)
Pulso Editorial S.A.	Publishing services	—	—	(24)
Redbanc S.A.	ATM management	—	—	(3,094)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	991	—	(2,388)
Transbank S.A.	Credit card management	—	—	(13,177)

Schedule of Donations

		For the years ended December 31,
Name or corporate name	Description	2022	2021	2020
		MCh$	MCh$	MCh$
Fundación Corpgroup Centro Cultural	Donations	1,786	1,449	1,556
Fundación Descúbreme	Donations	123	224	204
Fundación Itaú	Donations	225	186	170
Totales		2,134	1,859	1,930

Schedule of Other Assets and Liabilities with Related Parties

	As of December 31,
	2022	2021
	MCh$	MCh$
Assets
Derivative financial instruments	—	109,194
Other assets	—	98
Total Assets	—	109,292

Liabilities
Derivative financial instruments	—	188,130
Current accounts and demand deposits	18,507	74,724
Time deposits and saving accounts	149,422	241,023
Other liabilities	—	21,610
Total Liabilities	167,929	525,487

Schedule of Results of Transactions with Related Parties

	For the years ended December 31,
	2022		2021		2020
Type of recognized income or expense	Income	Expenses	Income	Expenses	Income	Expenses
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and readjustments income (expenses)	1,255	(144)	6,833	(1,272)	8,532	(4,955)
Fee and commissions income and (expenses)	225	(74)	1,242	—	504	—
Net income (loss) from financial operations	424,170	(375,746)	355,101	(492,570)	26,636	(10,033)
Operational support related income	—	(4)	275	—	500	—
Other income and (expenses)	2	—	80	(220)	211	(310)
Totals	425,652	(375,968)	363,531	(494,062)	36,383	(15,298)

Schedule of Payments to Board of Directors and Key Management Personnel

Compensation received by key personnel of Management as follow:

	As of December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Board of directors compensations	(1,239)	(1,358)	(1,310)
Short-term employee benefits	33,819	27,168	31,868
Post-employment benefits	—	—	—
Other long-term benefits	153	3,277	—
Compensation for termination of contract	1,936	982	931
Totals	34,669	30,069	31,489

Schedule of Conformation of Key Personnel

As of December 31, 2022 and 2021, the headcount of the Bank’s key staff is composed as follows:

	Number of executives
	As of December 31,
Position	2022	2021
Board Member	16	16
Chief Executive Officer	8	8
Corporate Director	21	21
Area Manager	127	148
Totals	172	193

Schedule of Transactions with Key Personnel

The next transactions has been realized during the years ended December 31, 2022 and 2021:

	As of December 31,
	2022	2021
	MCh$	MCh$
Credits cards	90	67
Consumer loans	205	345
Commercial loans	70	546
Mortgage loans	340	306